SCHEDULE OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Disaggregation of Revenue [Line Items]
Total revenues recognized	$ 1,341	$ 10,439	$ 1,255	$ 9,748	$ 21,939
Securities Brokerage Handling Fee [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	49	378		349	261
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	358	2,782		2,741	12,400
Transferred at Point in Time [Member] | Securities Brokerage Commission Income [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	272	2,117		2,145	3,513
Transferred at Point in Time [Member] | Securities Brokerage Handling Fee [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	49	378		349	261
Transferred at Point in Time [Member] | Securities Brokerage Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	321	2,495		2,494	3,774
Transferred at Point in Time [Member] | Placing Services Income [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized					8,237
Transferred at Point in Time [Member] | Asset Management Services Fund Setup Fee [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized					308
Transferred at Point in Time [Member] | Asset Management Services Fund Subscription Fee [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	37	287		247	81
Transferred at Point in Time [Member] | Asset Management Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	37	287		247	389
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	983	7,657		7,007	9,539
Transferred over Time [Member] | Interest Income Margin Financing [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	190	1,475		3,059	5,981
Transferred over Time [Member] | Interest Income Money Lending [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	351	2,734
Transferred over Time [Member] | Interests Income [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	541	4,209		3,059	5,981
Transferred over Time [Member] | Asset Management Services Management Fee Income [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	$ 442	$ 3,448		$ 3,948	$ 3,558